Note 11 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets measured at fair value on a recurring basis	$ 202	$ 300
Liabilities measured at fair value on a recurring basis	2,028	3,563
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value on a recurring basis	202	300
Liabilities measured at fair value on a recurring basis	631	341
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis	$ 1,397	$ 3,222